Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	70,000,000	70,000,000	70,000,000
Common stock, shares issued	26,545,000	26,545,000	26,545,000
Common stock, shares outstanding	26,545,000	26,545,000	26,545,000